Schedule of bank loans (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Feb. 02, 2024	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Line of Credit Facility [Line Items]
Interest Rate	5.00%	5.00%	7.50%
Principal amount	$ 607,647	$ 823,484		$ 557,755	$ 781,702
Principal amount	254,453	344,835		331,528	305,965
Principal amount	$ 353,194	$ 478,649		226,227	475,737
CIMB Bank Berhad, Singapore Branch [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	August 2020 /August 2023
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount					23,005
DBS Bank Ltd [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	June 2020 /June 2025
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Principal amount	$ 156,551	$ 212,158		315,878	518,715
Maybank Singapore Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.75%	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount	$ 87,784	$ 118,964		159,859	239,982
United Overseas Bank Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.25%	2.25%
Collateral/Guarantee	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd
Principal amount	$ 45,695	$ 61,927		82,018
ORIX Leasing Singapore Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	April 2024/April 2029
Interest Rate	7.50%	7.50%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount	$ 317,617	$ 430,435